ACCEL NETWORKS LLC Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) - Accel Networks LLC [Member] $ in Thousands	Jun. 18, 2015 USD ($)
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 5,499
Brand [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Finite-lived Intangible Assets Acquired	$ 1,169
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Finite-lived Intangible Assets Acquired	$ 2,352
Existing Technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Finite-lived Intangible Assets Acquired	$ 1,978